Condensed Financial Information of Deswell Industries, Inc. (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Net assets of subsidiaries restricted from transfer to the parent company	$ 72,890	$ 66,099
China, Yuan Renminbi
Related Party Transaction [Line Items]
Net assets of subsidiaries restricted from transfer to the parent company | ¥				¥ 479,000	¥ 456,000
Subsidiary of Common Parent [Member]
Related Party Transaction [Line Items]
Amount of related party transaction	$ 120	$ 120	$ 120